Condensed Interim Consolidated Statements of Changes in Shareholders’ Equity (Deficit) (Unaudited) - USD ($)	Share Capital	Share Premium	Reserve	Accumulated Deficit	Accumulated Other comprehensive Income (loss)	Total
Balance at Dec. 31, 2021	$ 141,075	$ 13,126,493	$ 9,736,066	$ (16,644,958)	$ 2,479	$ 6,361,155
Balance (in Shares) at Dec. 31, 2021	12,010,001
Sale of ordinary shares	$ 15,525	23,850,364				23,865,889
Sale of ordinary shares (in Shares)	1,725,000
Share based expense	$ 522	$ 787,098				$ 787,620
Share based expense (in Shares)	58,000
Stock option expense (in Shares)	4,784	3,115	500,338			508,237
Stock option expense (in Shares)	392,757
Net loss				(5,663,736)		$ (5,663,736)
Foreign currency translation					36,439	36,439
Balance at Mar. 31, 2022	$ 162,874	38,088,603	10,172,248	(22,308,694)	38,918	26,153,948
Balance (in Shares) at Mar. 31, 2022	14,293,258

Issuance of ordinary shares for exercise of warrants	$ 968	321,533	(64,156)			258,344
Issuance of ordinary shares for exercise of warrants (in Shares)	107,500
Balance at Dec. 31, 2022	$ 164,896	38,831,542	$ 18,079,741	(43,032,294)	52,182	14,096,067
Balance (in Shares) at Dec. 31, 2022	14,629,457
Sale of ordinary shares	$ 2,094	1,281,291				1,283,385
Sale of ordinary shares (in Shares)	195,044
Share based expense	$ 22	14,741				$ 14,763
Share based expense (in Shares)	2,112
Stock option expense (in Shares)			904,664			904,664
Net loss				(6,560,916)		$ (6,560,916)
Foreign currency translation					(60,572)	(60,572)
Balance at Mar. 31, 2023	$ 167,012	$ 40,127,574	$ 18,984,405	$ (49,593,210)	$ (8,390)	$ 9,677,391
Balance (in Shares) at Mar. 31, 2023	14,826,613